JOHN HANCOCK

--------------------------------------------------------------------------------

Prospectus 5.1.02           Equity funds

                            INSTITUTIONAL CLASS I

                            Balanced Fund

                            Core Equity Fund

                            Large Cap Equity Fund
                            formerly Large Cap Value Fund

                            Mid Cap Growth Fund

                            Small Cap Equity Fund
                            formerly Small Cap Value Fund

                            Small Cap Growth Fund

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of         Balanced Fund                                4
goals, strategies, risks,
performance and expenses.         Core Equity Fund                             6

                                  Large Cap Equity Fund                        8

                                  Mid Cap Growth Fund                         10

                                  Small Cap Equity Fund                       12

                                  Small Cap Growth Fund                       14

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy shares                          16
                                  Opening an account                          16
                                  Buying shares                               17
                                  Selling shares                              18
                                  Transaction policies                        20
                                  Dividends and account policies              20
                                  Business structure                          21

Further information on            Fund details
the funds.
                                  Management biographies                      22
                                  Financial highlights                        23

                                  For more information                back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

At least 80% of the fund's common stock investments are "dividend performers." These are companies that have typically increased their dividend payments over time, or that the managers believe demonstrate the potential for above-average stability of growth of earnings and dividends. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return: Q1, 0.03%
Best quarter: Q4 '98, 11.40%
Worst quarter: Q3 '01, -7.12%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
     1993     1994    1995     1996     1997     1998    1999     2000     2001
    11.38%   -3.51%  24.22%   12.13%   20.79%   14.01%   3.89%   -1.83%   -5.23%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------
                                                                          Life of
                                                  1 year       5 year     Class A
Class A before tax (began 10-5-92)                -9.99%        4.80%       7.42%
Class A after tax on distributions               -10.94%        2.99%       5.47%
Class A after tax on distributions, with sale     -6.09%        3.33%       5.30%
Class I before tax (no operational history)          --           --          --
---------------------------------------------------------------------------------
Standard & Poor's 500 Index                      -11.89%       10.70%      14.07%
Lehman Brothers Government/Credit Bond Index       8.50%        7.37%       7.04%(*)

(*) as of September 30, 1992

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.60%
Other expenses                                                             0.16%
Total fund operating expenses                                              0.76%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $78       $243       $422       $942

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1994

Barry H. Evans, CFA
Joined fund team in 1996

Steve Paspal, CFA
Joined fund team in 1997

See page 22 for the management biographies.

FUND CODES

Class I    Ticker              SVBIX
           CUSIP               47803P807
           Newspaper           --
           SEC number          811-0560
           JH fund number      432

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models uses this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return: Q1, 0.11%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '01, -15.72%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997     1998     1999     2000    2001
9.01%  16.12%  -2.14%  37.20%  21.24%  29.19%   28.84%   12.37%  -7.75%  -10.87%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
----------------------------------------------------------------------------------------
                                                         1 year       5 year     10 year
Class A before tax                                       -15.32%       7.88%      11.65%
Class A after tax on distributions                       -15.33%       7.23%      10.76%
Class A after tax on distributions, with sale             -9.33%       6.31%       9.56%
Class I before tax (no operational history)                  --          --          --
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index                              -11.89%      10.70%      12.94%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
Other expenses                                                             0.13%
Total fund operating expenses                                              0.88%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $90       $281       $488     $1,084

================================================================================

SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

Class I    Ticker              JHCIX
           CUSIP               409902848
           Newspaper           --
           SEC number          811-1677
           JH fund number      423

Large Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $439 million to $372 billion as of March 31, 2002). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have not existed for a full calendar year, the year-by-year and average annual figures are for Class A shares which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return: Q1, -9.16%
Best quarter: Q4 '99, 31.65%
Worst quarter: Q4 '01, -24.00%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
    1992   1993    1994    1995    1996    1997    1998    1999    2000    2001
    6.02%  9.74%  -8.49%  36.74%  22.21%  36.71%  15.94%  37.89%  -2.93%  -3.36%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-----------------------------------------------------------------------------------------
                                                           1 year     5 year     10 year
Class A before tax                                         -8.19%      14.27%      13.23%
Class A after tax on distributions                         -9.63%      11.24%      10.51%
Class A after tax on distributions, with sale              -4.45%      11.04%      10.14%
Class I before tax (began 3-1-01)                             --          --          --
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                               -11.89%      10.70%      12.94%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.625%
Other expenses                                                            0.155%
Total fund operating expenses                                             0.78 %

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $80       $249       $433       $966

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
Joined fund team in 2002

James S. Yu, CFA
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 1999

Robert J. Uek, CFA
Joined fund team in 2002

Timothy N. Manning
Joined fund team in 2002

See page 22 for the management biographies.

FUND CODES

Class I    Ticker              JLVIX
           CUSIP               41013P608
           Newspaper           --
           SEC number          811-0560
           JH fund number      450

Mid Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $8.5 million to $15 billion as of March 31, 2002).

In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return: Q1, -2.56%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
           1994     1995     1996    1997    1998     1999      2000      2001
          -8.76%   34.24%   29.05%   2.37%   6.53%   58.17%   -13.52%   -33.59%

---------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------------
                                                                                Life of
                                                   1 year       5 year          Class A
Class A before tax (began 11-1-93)                 -36.90%       -1.20%           4.91%
Class A after tax on distributions                 -36.90%       -2.30%           3.44%
Class A after tax on distributions, with sale      -22.47%       -0.94%           3.72%
Class I before tax (no operational history)            --           --              --
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index                        -11.89%       10.70%          13.68%
Russell Midcap Growth Index                        -20.15%        9.02%          11.37%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
Other expenses                                                             0.16%
Total fund operating expenses                                              0.96%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                     $98       $306       $531     $1,178

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
Joined fund team in 2001

Timothy N. Manning
Joined fund team in 2000

Robert J. Uek, CFA
Joined fund team in 2001

See page 22 for the management biographies.

FUND CODES

Class I     Ticker          SPOIX
            CUSIP           409906740
            Newspaper       --
            SEC number      811-4630
            JH fund number  433

Small Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $777 thousand to $3.3 billion as of March 31,
2002). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a relative value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have not existed for a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return: Q1, -11.05%
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
            1994     1995     1996     1997      1998    1999      2000    2001
            7.81%   20.26%   12.91%   25.25%   -2.10%   98.25%   -6.26%   10.97%

---------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
---------------------------------------------------------------------------------------------
                                                                                      Life of
                                                           1 year        5 year       Class A
Class A before tax (began 1-3-94)                           5.41%        19.17%        17.04%
Class A after tax on distributions                          5.21%        17.40%        15.01%
Class A after tax on distributions, with sale               3.44%        15.30%        13.49%
Class I before tax (began 8-15-01)                            --            --            --
---------------------------------------------------------------------------------------------
Russell 2000 Index                                          2.49%         7.52%         9.91%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.70%
Other expenses                                                             0.16%
Total fund operating expenses                                              0.86%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                   $88        $274       $477      $1,061

================================================================================

PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

See page 22 for the management biographies.

FUND CODES

Class I    Ticker              SPVIX
           CUSIP               409905841
           Newspaper           --
           SEC number          811-3999
           JH fund number      427

Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $442 thousand to $1.9 billion as of March 31, 2002).

The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2002 total return: Q1, -4.02%
Best quarter: Q4 '01, 27.44%
Worst quarter: Q3 '01, -26.42%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization common stocks.
Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

[The following data was presented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                2000       2001
                                                              -21.15%    -13.64%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                                         Life of
                                                          1 year         Class I
Class I before tax (began 12-7-99)                        -13.64%        -12.20%
Class I after tax on distributions                        -13.64%        -12.54%
Class I after tax on distributions, with sale              -8.31%         -9.52%
--------------------------------------------------------------------------------
Russell 2000 Index                                          2.49%          3.73%
Russell 2000 Growth Index                                  -9.23%        -10.79%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium-or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
Other expenses                                                             0.12%
Total fund operating expenses                                              0.87%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class I                          $89          $278         $482         $1,073

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
Joined fund team in 1996

Anurag Pandit, CFA
Joined fund team in 1996

See page 22 for the management biographies.

FUND CODES

Class I    Ticker              JSGIX
           CUSIP               478032782
           Newspaper           SmCpGrI
           SEC number          811-3392
           JH fund number      460

Your account

--------------------------------------------------------------------------------

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

      o     Retirement and other benefit plans and their participants

      o Rollover assets for participants whose plans are invested in the fund

      o     Certain trusts, endowment funds and foundations

      o Any state, county or city, or its instrumentality, department, authority or agency

      o Insurance companies, trust companies and bank trust departments buying shares for their own account

      o     Investment companies not affiliated with the adviser

      o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds

      o Investors who participate in fee-based, wrap and other investment platform programs

      o     Any entity that is considered a corporation for tax purposes

      o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker or agent may charge you a fee to effect transactions in fund shares.


16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable       investment amount payable to
                 to "John Hancock Signature       "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to         investment slip from an
                 your financial representative,   account statement. If no
                 or mail them to Signature        slip is available, include a
                 Services (address below).        note specifying the fund
                                                  name(s), your share class,
                                                  your account number and the
                                                  name(s) in which the account
                                                  is registered.

                                                o Deliver the check and
                                                  investment slip or note to
                                                  your financial representative,
                                                  or mail them to Signature
                                                  Services (address below).

By exchange

[Clip Art]     o Call your financial            o Call your financial
                 representative or Signature      representative or Signature
                 Services to request an           Services to request an
                 exchange.                        exchange.

               o You may only exchange for      o You may only exchange for
                 shares of other institutional    shares of other institutional
                 funds or Class I shares.         funds or Class I shares.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire
                 application to your financial    the amount of your
                 representative or mail           investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900022260
               o Obtain your account number by      Routing # 211475000
                 calling your financial
                 representative or Signature    Specify the fund name(s), your
                 Services.                      share class, your account number
                                                and the name(s) in which the
               o Instruct your bank to wire     account is registered.
                 the amount of your             Your bank may charge a fee to
                 investment to:                 wire funds.
                   First Signature Bank & Trust
                   Account # 900022260
                   Routing # 211475000

               Specify the fund name(s), the
               share class, the new account
               number and the name(s) in which
               the account is registered. Your
               bank may charge a fee to wire
               funds.

By phone

[Clip Art]     See "By exchange" and "By wire." o Verify that your bank or credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "To Purchase,
                                                  Exchange or Redeem Shares
                                                  via Telephone" and "Bank
                                                  Information" sections on
                                                  your account application.

                                                o Call Signature Services to
                                                  verify that these features
                                                  are in place on your
                                                  account.

                                                o Call your financial
                                                  representative or Signature
                                                  Services with the fund
                                                  name(s), your share class,
                                                  your account number, the
                                                  name(s) in which the account
                                                  is registered and the amount
                                                  of your investment.


---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                 To sell some or all of your shares

By letter

[Clip Art]   o Sales of any amount;        o Write a letter of instruction
               however, sales of $5          indicating the fund name, your
               million or more must          account number, your share class,
               be made by letter.            the name(s) in which the account
                                             is registered and the dollar
             o Certain requests will         value or number of shares you
               require a Medallion           wish to sell.
               signature guarantee.
               Please refer to "Selling    o Include all signatures and any
               shares in writing."           additional documents that may be
                                             required (see next page).

                                           o Mail the materials to Signature
                                             Services.

                                           o A check or wire will be sent
                                             according to your letter of
                                             instruction.

By phone

[Clip Art]   o Sales of up to $5 million.  o To place your request with a representative at John Hancock
                                             Funds, call Signature Services
                                             between 8 A.M. and 4 P.M. Eastern
                                             Time on most business days.

                                           o Redemption proceeds of up to
                                             $100,000 may be sent by wire or
                                             by check. A check will be mailed
                                             to the exact name(s) and address
                                             on the account. Redemption
                                             proceeds exceeding $100,000 must
                                             be wired to your designated bank
                                             account.

By wire or electronic funds transfer (EFT)

[Clip Art]   o Requests by letter to sell  o To verify that the telephone
               any amount.                   redemption privilege is in place
                                             on an account, or to request the
             o Requests by phone to sell     forms to add it to an existing
               up to $5 million (accounts    account, call Signature Services.
               with telephone redemption
               privileges).                o Amounts of $5 million or more
                                             will be wired on the next
                                             business day.

                                           o Amounts up to $100,000 may be
                                             sent by EFT or by check. Funds
                                             from EFT transactions are
                                             generally available by the
                                             second business day. Your bank
                                             may charge a fee for this
                                             service.

By exchange

[Clip Art]   o Sales of any amount.       o  Obtain a current prospectus for
                                             the fund into which you are
                                             exchanging by calling your
                                             financial representative or
                                             Signature Services.

                                          o  You may only exchange for shares
                                             of other institutional funds or
                                             Class I shares.

                                          o  Call your financial
                                             representative or Signature
                                             Services to request an exchange.


18 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                            Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or    o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).             o On the letter, the signatures of
                                    all persons authorized to sign for the
                                    account, exactly as the account is
                                    registered.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Owners of corporate, sole         o Letter of instruction.
proprietorship, general partner
or association accounts.          o Corporate business/organization
                                    resolution, certified within the past 12 months, or a John Hancock Funds business/ organization certification form.

                                  o On the letter and the resolution, the
                                    signature of the person(s) authorized to sign for the account.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Owners or trustees of             o Letter of instruction.
retirement plan, pension trust
and trust accounts.               o On the letter, the signature(s) of
                                    the trustee(s).

                                  o Copy of the trust document certified
                                    within the past 12 months or a John
                                    Hancock Funds trust certification form.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Joint tenancy shareholders with   o Letter of instruction signed by
rights of survivorship whose        surviving tenant.
co-tenants are deceased.
                                  o Copy of death certificate.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Executors of shareholder          o Letter of instruction signed by executor.
estates.
                                  o Copy of order appointing executor,
                                    certified within the past 12 months.

                                  o Medallion signature guarantee if applicable
                                    (see above).

Administrators, conservators,     o Call 1-888-972-8696 for instructions.
guardians and other sellers or
account types not listed above.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any institutional fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Balanced Fund typically pays income dividends quarterly. All other funds declare and pay any income dividends annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


20 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Balanced, Large Cap Equity, Mid Cap Growth and Small Cap Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Large Cap Equity, Mid Cap Growth, Small Cap Equity and Small Cap Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

The investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.

Subadviser Independence Investment LLC, 53 State Street, Boston, MA 02109.

Management fees The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------
Balanced                                                        0.60%
Core Equity                                                     0.75%
Large Cap Equity                                               0.625%
Mid Cap Growth                                                  0.80%
Small Cap Equity                                                0.70%
Small Cap Growth                                                0.75%


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.

Bernice S. Behar, CFA
-------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1991
Began business career in 1986

Paul J. Berlinguet
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2001
U.S. equity investment manager at
 Baring America Asset
 Management (1989-2001)
Began business career in 1986

Barry H. Evans, CFA
-------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

Roger C. Hamilton
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

Timothy N. Manning
-------------------------------------------
Joined John Hancock Advisers in 2000
Analyst at State Street Research
 (1999-2000)
Equity research associate at State Street
 Research (1996-1999)
Began business career in 1993

Henry E. Mehlman, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony
 Group (2001-2002)
Vice president and Director of Research, Congress Asset Management Co.
 (1999-2001)
Consultant, Essex Management
 (1996-1999)
Began business career in 1972

Alan E. Norton, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony
 Group (2001-2002)
Portfolio manager and Director of Research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

Anurag Pandit, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

Steve Paspal, CFA
-------------------------------------------
Second vice president
Joined John Hancock Advisers in 1997
Vice President and senior research analyst at Pennsylvania Merchant Group
 (1995-1997)
Began business career in 1990

John F. Snyder, III
-------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

Robert J. Uek, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 1997
Corporate finance manager
 at Ernst & Young (1994-1997)
Began business career in 1990

James S. Yu, CFA
-------------------------------------------
Vice president
Joined John Hancock Advisers in 2000
Analyst at Merrill Lynch Asset
 Management (1998-2000)
Analyst at Gabelli & Company
 (1995-1998)
Began business career in 1991


22 FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class I shares of Balanced Fund, Core Equity Fund, Mid Cap Growth Fund and Small Cap Equity Fund have no operational history, financial highlights are provided for these funds' Class A shares, which are offered in a separate prospectus.

Balanced Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                    12-31-97      12-31-98      12-31-99      12-31-00      12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $12.27        $13.33        $14.06        $14.05        $13.03
Net investment income(2)                                             0.37          0.36          0.35          0.33          0.30
Net realized and unrealized gain (loss) on investments               2.14          1.47          0.18         (0.59)        (0.99)
Total from investment operations                                     2.51          1.83          0.53         (0.26)        (0.69)
Less distributions
From net investment income                                          (0.37)        (0.36)        (0.36)        (0.33)        (0.32)
In excess of net investment income                                     --            --            --(3)         --            --
From net realized gain                                              (1.08)        (0.74)        (0.18)        (0.43)           --
                                                                    (1.45)        (1.10)        (0.54)        (0.76)        (0.32)
Net asset value, end of period                                     $13.33        $14.06        $14.05        $13.03        $12.02
Total return(4) (%)                                                 20.79         14.01          3.89         (1.83)        (5.23)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $84           $97          $131          $148          $136
Ratio of expenses to average net assets (%)                          1.22          1.21          1.22          1.31          1.37
Ratio of net investment income to average net assets (%)             2.77          2.61          2.47          2.52          2.45
Portfolio turnover (%)                                                115            83            94            99            98

(1) As required, effective January 1, 2001 the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 2.50% for Class A shares. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)   Based on the average of the shares outstanding at the end of each month.

(3)   Less than $0.01 per share.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 23

Core Equity Fund

CLASS A SHARES  PERIOD ENDED:                                    12-31-97      12-31-98      12-31-99      12-31-00      12-31-01
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $19.42        $23.93        $30.14        $33.21        $29.87
Net investment income (loss)(1)                                      0.10          0.05         (0.02)        (0.06)        (0.03)
Net realized and unrealized gain (loss) on investments               5.55          6.81          3.72         (2.49)        (3.22)
Total from investment operations                                     5.65          6.86          3.70         (2.55)        (3.25)
Less distributions
From net investment income                                          (0.04)           --            --            --            --
From net realized gain                                              (1.10)        (0.65)        (0.63)        (0.42)        (0.01)
In excess of net realized gain                                         --            --            --         (0.37)           --
                                                                    (1.14)        (0.65)        (0.63)        (0.79)        (0.01)
Net asset value, end of period                                     $23.93        $30.14        $33.21        $29.87        $26.61
Total return(2) (%)                                                 29.19(3)      28.84         12.37         (7.75)       (10.87)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $92          $201          $394          $373          $255
Ratio of expenses to average net assets (%)                          1.42          1.39          1.37          1.41          1.47
Ratio of adjusted expenses to average net assets(4)                  1.44            --            --            --            --
Ratio of net investment income (loss) to average net assets (%)      0.45          0.17         (0.06)        (0.19)        (0.12)
Portfolio turnover (%)                                                 62            50            98            82            76

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) The total return would have been lower had certain expenses not been reduced during the period shown.

(4) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the year ended December 31, 1997 would have been 29.17%.


24 FUND DETAILS

Large Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES  PERIOD ENDED:                                                                                         12-31-01(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $21.42
Net investment loss(2)                                                                                                   (0.02)
Net realized and unrealized gain (loss) on investments                                                                   (1.18)
Total from investment operations                                                                                         (1.20)
Less distributions
From net realized gain                                                                                                   (1.11)
Net asset value, end of period                                                                                          $19.11
Total return(3) (%)                                                                                                       5.53(4)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                     $2
Ratio of expenses to average net assets (%)                                                                               0.84(5)
Ratio of net investment loss to average net assets (%)                                                                   (0.10)(5)
Portfolio turnover (%)                                                                                                      71

(1)   Class I shares began operations on 3-1-01.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.


                                                                 FUND DETAILS 25

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                    10-31-97      10-31-98      10-31-99      10-31-00      10-31-01
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.92        $11.40         $9.11        $12.85        $16.03
Net investment loss(1)                                              (0.06)        (0.09)        (0.12)        (0.17)        (0.12)
Net realized and unrealized gain (loss) on investments               1.00         (0.89)         3.86          4.23         (7.48)
Total from investment operations                                     0.94         (0.98)         3.74          4.06         (7.60)
Less distributions
From net realized gain                                              (0.46)        (1.31)           --         (0.88)        (0.77)
Net asset value, end of period                                     $11.40         $9.11        $12.85        $16.03         $7.66
Total return(2) (%)                                                  8.79         (9.40)        41.05         33.26        (49.87)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $142          $101          $112          $176           $85
Ratio of expenses to average net assets (%)                          1.59          1.59          1.60          1.46          1.63
Ratio of net investment loss to average net assets (%)              (0.57)        (0.86)        (1.14)        (1.08)        (1.13)
Portfolio turnover (%)                                                317           168           153           146           211

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


26 FUND DETAILS

Small Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                           12-31-96     12-31-97     10-31-98(1)     10-31-99     10-31-00    10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.39       $10.32       $12.27          $10.82       $17.27      $22.07
Net investment income (loss)(2)                             0.14         0.06         0.02           (0.09)       (0.18)      (0.18)
Net realized and unrealized gain (loss) on investments      1.17         2.52        (1.47)           6.67         6.35       (3.49)
Total from investment operations                            1.31         2.58        (1.45)           6.58         6.17       (3.67)
Less distributions
From net investment income                                 (0.14)       (0.03)          --              --           --          --
From net realized gain                                     (1.24)       (0.60)          --           (0.13)       (1.37)      (1.81)
                                                           (1.38)       (0.63)          --           (0.13)       (1.37)      (1.81)
Net asset value, end of period                            $10.32       $12.27       $10.82          $17.27       $22.07      $16.59
Total return(3) (%)                                        12.91(4)     25.25(4)    (11.82)(4,5)     61.39(4)     37.75      (18.02)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $16          $21          $23             $52         $276        $353
Ratio of expenses to average net assets (%)                 0.99         0.99         1.01(6)         1.39         1.36        1.35
Ratio of adjusted expenses to average net assets(7)(%)      1.70         1.59         1.62(6)         1.54           --          --
Ratio of net investment income (loss) to average
  net assets (%)                                            1.31         0.47         0.25(6)        (0.67)       (0.77)      (0.95)
Portfolio turnover (%)                                        72          140           69             140           36          66

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total return would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended December 31, 1996 and 1997, and October 31, 1998 and 1999, would have been 12.20%, 24.65%, (12.33%) and 61.24%, respectively.


                                                                 FUND DETAILS 27

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES  PERIOD ENDED:                                                                          10-31-00(1)         10-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $13.55              $13.75
Net investment loss(2)                                                                                    (0.07)              (0.03)
Net realized and unrealized gain (loss) on investments                                                     0.27               (4.54)
Total from investment operations                                                                           0.20               (4.57)
Less distributions
From net realized gain                                                                                       --               (0.56)
Net asset value, end of period                                                                           $13.75               $8.62
Total return(3) (%)                                                                                        1.48(4)           (34.68)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                     $17                 $63
Ratio of expenses to average net assets (%)                                                                0.86(5)             0.87
Ratio of net investment loss to average net assets (%)                                                    (0.47)(5)           (0.31)
Portfolio turnover (%)                                                                                      104(6)               82

(1)   Class I shares began operations on 12-7-99.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Portfolio turnover rate excludes merger activity.


28 FUND DETAILS

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
                                                                      KEQPN 5/02